                FUND FOR             [LOGO]
                              GOVERNMENT INVESTORS

                              A MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 June 30, 1997

--------------------------------------------------------------------------------

Dear Shareholders:

    On June 30, 1997, Fund for Government Investors' net assets were $572 million. Net income as a percentage of net assets averaged 4.39% (annualized) for the six months ended June 30, 1997.

    So far 1997 has been characterized by a continuing expansion of the economy without a significant rise in inflation. The Federal Reserve made one 25 basis point increase in the Federal Funds rate during the first quarter, but the rapid growth of that quarter slowed considerably during the second, leading the Fed to make no further adjustments. The positive inflationary picture has helped fuel new record highs in the stock market as well as a downward trend in overall market interest rates. The rate for three-month U.S. Treasury Bills was 4.93% on June 30, 1997.

    In the first quarter of the year the economy exhibited strong productivity growth, and the jobless rate continued to decline. The second quarter saw the economy slow to a more sustainable pace, which enabled the Fed to leave rates unchanged since the first quarter adjustment. Throughout both quarters, the lack of inflationary pressure has had positive results on both the stock and bond markets.

    The remainder of the year appears to be heading in the same direction as the second quarter. While a rate hike by the Fed would not be out of the question if economic data begins to show signs of inflationary pressure, the current atmosphere of growth without increasing inflation should keep the Fed on the sidelines for the near future.

    As always, Fund for Government Investors will continue its conservative investment philosophy, with the safety of assets our primary concern. We thank you for your continued support.

       [SIGNATURE]                        [SIGNATURE]
Daniel L. O'Connor                        Richard J. Garvey
Chairman of the Board                     President

   4922 Fairmont Avenue  Bethesda, Maryland 20814  800-621-7874  301-657-1517

                         FUND FOR GOVERNMENT INVESTORS

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1997

                                  (Unaudited)

                                                                               ANNUALIZED
             PAYABLE AT                        MATURITY                       YIELD ON DATE                    VALUE
              MATURITY                           DATE                          OF PURCHASE                    (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
UNITED STATES TREASURY BILLS -- 100.0% OF TOTAL INVESTMENTS

            $  20,000,000  .............         July 3, 1997  .............      4.56%      .............  $ 19,995,000
               50,000,000  .............        July 10, 1997  .............      5.26       .............    49,935,969
               75,000,000  .............        July 17, 1997  .............   5.28 - 5.29   .............    74,828,555
               25,000,000  .............        July 24, 1997  .............      5.33       .............    24,917,104
               50,000,000  .............        July 31, 1997  .............      5.35       .............    49,782,918
               25,000,000  .............       August 7, 1997  .............      5.29       .............    24,867,802
               75,000,000  .............      August 14, 1997  .............   5.16 - 5.23   .............    74,535,555
               25,000,000  .............      August 21, 1997  .............      5.29       .............    24,817,604
               50,000,000  .............      August 28, 1997  .............      5.16       .............    49,595,612
               50,000,000  .............    September 4, 1997  .............   5.06 - 5.07   .............    49,554,479
               50,000,000  .............   September 11, 1997  .............      5.09       .............    49,504,500
               50,000,000  .............   September 18, 1997  .............      5.01       .............    49,464,556
                                                                                                            ------------

                                          Total Investments (Cost $541,799,654*)                            $541,799,654
                                                                                                            ------------
                                                                                                            ------------

              *Same cost is used for Federal income tax purposes.

                Weighted Average Maturity of Portfolio: 41 Days

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1997
                                  (Unaudited)

ASSETS
  Securities at Value (Note 1) (Cost $541,799,654)............................................  $541,799,654
  Cash in Custodian Bank......................................................................     2,698,473
  Receivable for Securities Sold..............................................................    22,957,523
  Receivable for Shares Sold..................................................................     4,911,091
  Interest Receivable.........................................................................         3,443
                                                                                                ------------
    Total Assets..............................................................................   572,370,184
                                                                                                ------------

LIABILITIES
  Dividends Payable...........................................................................        46,242
  Investment Advisory Fee Payable.............................................................       231,834
  Administrative Fee Payable..................................................................       117,381
  Liability for Shares Redeemed...............................................................         9,731
                                                                                                ------------
    Total Liabilities.........................................................................       405,188
                                                                                                ------------

NET ASSETS....................................................................................  $571,964,996
                                                                                                ------------
                                                                                                ------------
Shares Outstanding............................................................................   571,964,996
                                                                                                ------------
                                                                                                ------------
Net Asset Value Per Share.....................................................................         $1.00
                                                                                                ------------
                                                                                                ------------

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                            STATEMENT OF OPERATIONS
                     For the Six Months Ended June 30, 1997
                                  (Unaudited)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

INVESTMENT INCOME (Note 1)....................................................................  $14,261,051

EXPENSES
  Investment Advisory Fee (Note 2)................................................  $1,373,343
  Administrative Fee (Note 2).....................................................     694,095    2,067,438
                                                                                    ----------  -----------

NET INVESTMENT INCOME.........................................................................  $12,193,613
                                                                                                -----------
                                                                                                -----------

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the Six
                                                Months Ended        For the Year
                                                June 30, 1997           Ended
                                                 (Unaudited)      December 31, 1996
                                              -----------------   -----------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS AND DECLARED AS DIVIDENDS TO
SHAREHOLDERS (Note 1).......................  $     12,193,613     $    25,210,604
                                              -----------------   -----------------
                                              -----------------   -----------------

FROM SHARE TRANSACTIONS
(at constant net asset value of $1)

    Shares Purchased........................  $  1,531,585,111     $ 2,826,372,757
    Dividends Reinvested....................        11,960,424          24,524,702
                                              -----------------   -----------------

    Total...................................     1,543,545,535       2,850,897,459
    Shares Redeemed.........................    (1,506,905,493)     (2,892,766,936)
                                              -----------------   -----------------

    Increase (Decrease) in Net Assets.......        36,640,042         (41,869,477)

NET ASSETS - Beginning of Period............       535,324,954         577,194,431
                                              -----------------   -----------------

NET ASSETS - End of Period..................  $    571,964,996     $   535,324,954
                                              -----------------   -----------------
                                              -----------------   -----------------

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                              FINANCIAL HIGHLIGHTS

                                          For the Six
                                          Months Ended
                                            June 30,          For the Years Ended December 31,
                                              1997       -------------------------------------------
                                          (Unaudited)     1996     1995     1994     1993     1992
                                          ------------   -------  -------  -------  -------  -------

PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of
    Period..............................       $1.00       $1.00    $1.00    $1.00    $1.00    $1.00
                                          ------------   -------  -------  -------  -------  -------
  Income from Investment Operations:
    Net Investment Income...............       0.022       0.044    0.049    0.033    0.023    0.030
    Net Realized and Unrealized Gains
      on Securities.....................          --          --       --       --       --       --
                                          ------------   -------  -------  -------  -------  -------
      Total from Investment
        Operations......................       0.022       0.044    0.049    0.033    0.023    0.030
                                          ------------   -------  -------  -------  -------  -------
  Distributions to Shareholders:
    From Net Investment Income..........      (0.022)     (0.044)  (0.049)  (0.033)  (0.023)  (0.030)
    From Net Realized Capital Gains.....          --          --       --       --       --       --
                                          ------------   -------  -------  -------  -------  -------
      Total Distributions to
        Shareholders....................      (0.022)     (0.044)  (0.049)  (0.033)  (0.023)  (0.030)
                                          ------------   -------  -------  -------  -------  -------
  Net Increase in Net Asset Value.......        0.00        0.00     0.00     0.00     0.00     0.00
                                          ------------   -------  -------  -------  -------  -------
  Net Asset Value - End of Period.......       $1.00       $1.00    $1.00    $1.00    $1.00    $1.00
                                          ------------   -------  -------  -------  -------  -------
                                          ------------   -------  -------  -------  -------  -------

TOTAL INVESTMENT RETURN.................       4.43%(A)    4.50%    5.04%    3.38%    2.37%    3.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................       0.74%(A)    0.74%    0.74%    0.75%    0.75%    0.71%
  Net Investment Income.................       4.39%(A)    4.41%    4.93%    3.31%    2.32%    3.00%

SUPPLEMENTARY DATA:
  Number of Shares Outstanding at End of
    Period with a Net Asset Value of $1
    (000's omitted).....................     571,965     535,325  577,194  524,154  600,766  751,925

(A) Annualized.

                       See Notes to Financial Statements.

                         FUND FOR GOVERNMENT INVESTORS

                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 1997
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Government Investors (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and invests only in U.S. Government Securities. The Fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

       (a) Investments are valued at amortized cost, which approximates market value. Amortized cost is the purchase price of the security plus accumulated discount or minus amortized premium from the date of purchase.

       (b) Investment income is recorded as earned.

       (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT

Investment advisory and management services are provided by Money Management Associates under an agreement whereby the Fund pays a fee at an annual rate based on the Fund's net assets as follows: 0.50% of the first $500 million; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the net assets that exceed $1 billion. Certain Officers and Trustees of the Fund are affiliated with Money Management Associates.

Rushmore Trust and Savings, FSB, a majority-owned subsidiary of Money Management Associates, provides custodial services, transfer agency, dividend disbursing and other shareholder services to the Fund. Rushmore Trust is paid an administrative fee of 0.25% of average net assets to cover the cost of these services as well as other expenses of the Fund except for interest and extraordinary legal expenses.